Investment Strategy - Prospector Focused Large Cap Fund	Oct. 24, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests primarily in a variety of equity and equity-related securities, including common stocks, convertible preferred and convertible debt securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by large-capitalization companies, which the Investment Manager defines as companies having a market capitalization, at the time of purchase, within the range of the market capitalization of companies constituting the Russell 1000® Index. As of April 30, 2025, the capitalization range of the Russell 1000 Index was between approximately $2 billion and $3,192.2 billion. While the market capitalization range for the Russell 1000 Index will change on a periodic basis, the Fund will normally invest in common stocks of companies with market capitalizations of at least $15 billion at the time of purchase. If a security that is within this range at the time of purchase later falls outside the range, the Fund may continue to hold the security if, in the Investment Manager’s judgment, the security remains otherwise consistent with the Fund’s investment objective and strategies.

The Fund attempts to buy investments priced to generate long-term total returns significantly above those of general stock indices and U.S. Treasuries. Using a value orientation, the Investment Manager invests in positions in the United States and other developed markets. The Investment Manager’s investment strategy consists of bottom-up fundamental value analysis with an emphasis on companies believed to have strong balance sheets whose securities should better maintain their value relative to peers in declining markets. In evaluating potential investments, the Investment Manager also considers qualitative factors, including quality of management, quality of product or service, overall franchise or brand value, composition of the board of directors, and the uniqueness of the business model. The Investment Manager looks for the presence of catalysts that could improve internal performance, such as a change in management, a new management incentive program closely linked to the price of the stock, the sale of an underperforming asset or business unit, or a positive change in industry fundamentals.

The Fund tends to hold a relatively focused portfolio of between approximately 30 and 45 companies, although from time to time the Fund may hold fewer or more companies depending on the Adviser’s assessment of the investment opportunities available. From time to time, the Fund may focus its investments in securities of companies in the same economic sector. The Fund is “non-diversified,” meaning it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would.

The Investment Manager believes that fundamental analysis can identify undervalued investment opportunities. Substantial gains may be possible whenever a security’s price does not accurately reflect future cash flow and earnings power or where current or future asset values have not been fully recognized. The Investment Manager believes that risk can be managed through a careful selection process that focuses on the relationship between the actual market price of a security and the intrinsic value of which the security represents an interest. The Investment Manager's security selection process reflects a defensive investment style that seeks to participate in rising equity markets while mitigating downside risk in declining markets.

The investment program of the Fund focuses on value. The Investment Manager believes that value will typically be manifest in one of four ways: (1) inexpensive underlying assets as measured by analytical techniques such as private market value, replacement cost, or mark to market; (2) attractive corporate financial characteristics such as free cash flow yield, dividend yield and price/earnings (P/E) ratio; (3) depressed stock price (often known as contrarian investing); and (4) companies with growth characteristics selling substantially less expensively compared to their own history or other similar growers. Suitable securities often look attractive on more than one measure of value.

Once a company is identified as a potential investment, the Investment Manager examines the capital structure to determine whether any attractive convertible securities are outstanding. In general, convertible securities: (1) have higher yields than common stocks but lower yields than comparable non-convertible securities; (2) may be subject to less fluctuation in value than the underlying common stock because of their income and redemption features; and (3) provide potential for capital appreciation if the market price of the underlying common stock increases (and in those cases may be thought of as “equity substitutes”). Because of the conversion feature, the price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock. The underlying equity need not be a value situation if the Investment Manager believes that the downside is well protected by the bond-like characteristics of the particular convertible security.

The securities in which the Fund may invest include all types of debt obligations, including corporate bonds, debentures, notes, municipal bonds and, to the extent permitted by applicable laws and regulations, securities issued by foreign issuers, including foreign governments.

The Fund may invest in restricted securities including, but not limited to, private placements of equity and/or debt securities of private companies. In particular, the Fund may invest in unregistered securities which may be sold under Rule 144A of the Securities Act of 1933, as amended (“144A Securities”). The Fund may also engage in currency transactions in connection with transactions in foreign securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by large-capitalization companies, which the Investment Manager defines as companies having a market capitalization, at the time of purchase, within the range of the market capitalization of companies constituting the Russell 1000® Index.